Allianz AGIC International Growth Opportunities Fund (Prospectus Summary): | Allianz AGIC International Growth Opportunities Fund
Allianz RCM International Small-Cap Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 27, 2012
to the Statutory Prospectus for Class A, C and R Shares of Allianz Funds Multi-Strategy Trust
Dated April 2, 2012 (as revised June 1, 2012)

Disclosure Relating to the Allianz RCM International Small-Cap Fund

The Fund’s average annual total returns are restated as follows:

Average Annual Total Returns (for period ended 12/31/11)
Average Annual Total Returns Allianz AGIC International Growth Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	Class A – Before Taxes	(21.80%)		(2.34%)		8.36%		11.22%		Dec. 31, 1997
Class A After Taxes on Distributions	Class A – After Taxes on Distributions	(21.80%)		(4.72%)		6.95%		9.36%		Dec. 31, 1997
Class A After Taxes on Distributions and Sales	Class A- After Taxes on Distributions and Sale of Fund Shares	(14.17%)		(2.67%)		6.98%		9.25%		Dec. 31, 1997
Class C	Class C	(18.70%)		(1.97%)		8.17%		10.85%		Dec. 31, 1997
Class R	Class R	(17.47%)		(1.48%)		8.70%		11.40%		Dec. 31, 1997
S&P Developed Ex-US Small Cap Growth Index	S&P Developed Ex-US Small Cap Growth Index	(14.52%)	[1]	(3.46%)	[1]	7.77%	[1]	5.16%	[1]
MSCI World ex-USA Small Cap Index (net)	MSCI World ex-USA Small Cap Index (net)	(15.81%)		(3.23%)		9.41%		6.67%
MSCI EAFE Small Cap Index (net)	MSCI EAFE Small Cap Index (net)	(15.94%)		(4.14%)		9.01%		6.24%
Lipper International Small/Mid Cap Growth Funds Average	Lipper International Small/Mid Cap Growth Funds Average	(14.65%)		(2.22%)		9.17%		7.47%
[1]	The MSCI World ex-USA Small Cap Index replaced the S&P Developed Ex-US Small Cap Growth Index as the Fund’s primary benchmark as of July 16, 2012 to reflect certain changes to the Fund’s investment strategy. The Fund’s performance will also be compared to a secondary benchmark, the MSCI EAFE Small Cap Index (Europe, Australia, Far East).

Please retain this Supplement for future reference.